STOCK-BASED COMPENSATION (Tables) - New Dragonfly	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of option activity and related information

A summary of the Company’s option activity and related information follows:

				Weighted‑Average
			Weighted‑Average	Remaining	Aggregate
	Number of	Weighted‑Average	Grant Date	Contractual Life	intrinsic
	Options	Exercise Price	Fair Value	(in years)	value
Balances, January 1, 2021	2,563,080	$0.45	$—	7.92	$650,965
Options granted	1,000,538	3.41	1.94		—
Options forfeited	(299,939)	1.21	1.83		—
Options exercised	(49,727)	0.53	—		—
Balances, September 30, 2021	3,213,952	$1.30	$—	7.80	$7,616,691

Balances, January 1, 2022	3,122,398	$1.98	$—	8.52	$6,549,591
Options granted	509,500	4.08	1.81		—
Options forfeited	(40,075)	3.29	2.07		—
Options exercised	(491,299)	1.44	—		—
Balances, September 30, 2022	3,100,524	$2.40	$—	8.22	$5,220,204

At September 30, 2022
Vested and Exercisable	864,984	$1.53		7.83	$2,201,553
Vested and expected to vest	2,235,540	$2.73		8.37	$3,018,651

A summary of the Company’s option activity and related information follows:

				Weighted
			Weighted	Average	Aggregate
		Weighted-	- Average	Remaining	intrinsic
	Number of	Average	Grant Date	Contractual	value
	Options	Exercise Price	Fair Value	Life (in years)	(in thousands)
Balances, January 1, 2020	2,157,950	$0.39	0.39	8.54	651
Options granted	620,950	0.69	1.92		—
Options forfeited	(183,550)	0.52	0.93		—
Options exercised	(32,270)	0.46	0.64		—
Balances, December 31, 2020	2,563,080	$0.45	0.72	7.92	651
Options granted	1,750,551	3.41	2.03		3,551
Options forfeited	(356,228)	1.44	1.82		—
Options exercised	(835,005)	0.51	0.53		442
Balances, December 31, 2021	3,122,398	$1.98	1.38	8.52	6,550
At December 31, 2021
Vested and Exercisable	550,601	$0.88		7.42	1,762
Vested and expected to vest	3,122,398	$1.98		7.92	6,550

Schedule of valuation assumptions of options

	2021	2020
Weighted average fair value of options granted	$1.73 – 2.18	$1.30 – 2.39
Risk-free interest rate	1.08%	0.46%
Volatility	52.6%	52.5%
Expected life (years)	6.02	5.95
Dividend yield	0.00%	0.00%